Note 1 - Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes Tables
EBP, Summary of Employer Contribution Vesting Schedule [Table Text Block]
Vesting Years of Service	Percentage Vested
less than 2	0%
2	20%
3	100%